STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOW FROM (USED IN) OPERATING ACTIVITIES
Net profit (loss)	$ (146,339)	$ (91,363)	$ (26,668)
Adjustments for:
Depletion, depreciation and impairment (note 9)	107,426	133,802	(127,482)
(Gain) loss on dispositions (note 7)	(8,164)	56,672	170,667
Loss on onerous contracts (note 11)	5,362	0	0
Accretion on decommissioning obligations (note 10)	1,328	1,287	1,713
Non-cash financing and accretion	5,035	4,803	3,323
Share-based compensation (note 14)	(393)	699	3,936
Unrealized (gain) loss on commodity contracts (note 6)	18,082	(45,238)	29,525
Unrealized foreign exchange (gain) loss (note 17)	15,195	(18,298)	(7,918)
Loss on marketable securities	0	461	678
Deferred tax expense (recovery) (note 15)	48,295	15,415	(6,858)
(Gain) loss on Senior Notes settlements	(6,145)	0	0
Realized foreign exchange on Senior Note Settlements (note 7)	8,343	0	0
Decommissioning costs incurred (note 10)	(2,242)	(2,758)	(2,927)
Change in non-cash working capital (note 21)	16,692	(272)	(443)
Cash flows from (used in) operating activities	62,475	55,210	37,546
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Issuance of Second Lien Notes (note 7)	39,815	0	0
Transaction costs on Senior Note exchange	(3,617)	0	0
Issuance of share capital, net of issue costs (note 12)	615	4	37,825
Issuance of Convertible Debentures, net of issue costs	0	0	47,610
Issuance of Senior Notes, net of issue costs	0	0	(55)
Settlement of share based payments	(457)	(1,246)	(730)
Advances from (repayment of) loans and borrowings	(4,303)	32,923	(321,601)
Financing obligations (note 11)	(2,675)	(7,558)	(3,997)
Deferred lease inducements (note 11)	(332)	(366)	(340)
Deferred capital obligations (note 11)	(3,795)	(14,693)	(3,291)
Change in non-cash working capital (note 21)	(6,371)	16,353	601
Cash flows from (used in) financing activities	18,880	25,417	(243,978)
CASH FLOW FROM (USED IN) INVESTING ACTIVITIES
Expenditure on exploration and evaluation assets (note 8)	(577)	(1,664)	(2,349)
Additions to property, plant and equipment (note 9)	(69,515)	(121,586)	(76,531)
Proceeds on sale of property, plant and equipment	1,106	48,370	296,638
Proceeds on sale of marketable securities	0	3,861	0
Change in non-cash working capital (note 21)	(12,369)	(9,608)	(11,326)
Cash flows from (used in) investing activities	(81,355)	(80,627)	206,432
Change in cash	0	0	0
Cash, beginning of year	0	0	0
Cash, end of year	0	0	0
Cash paid:
Interest	35,018	33,930	40,464
Taxes	$ 0	$ 0	$ 0